Employee benefits: variable compensation - Effect on income statement (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		$ 7,045	[1]	$ 7,292	[2]	$ 7,467	[3]
Personnel expenses deferred to the next and following years		4,259	[4]	4,694	[5]	5,164	[6]
Personnel expenses related to share-based compensation		610		634		711
Personnel expenses related to share-based compensation - performance awards		461		526		583
Personnel expenses related to share-based compensation - other variable compensation		43		12		26
Personnel expenses related to share-based compensation - financial advisor variable compensation		106		95		102
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		61		49		101
Salaries related to share-based compensation		10		15		25
Social security related to share-based compensation		25		8		51
Personnel expenses related to share-based compensation - Equity Plus Plan		27		26		25
Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,617		5,889		5,718
Personnel expenses deferred to the next and following years		1,093	[4]	1,250	[5]	1,316	[6]
Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,428		1,403		1,749
Personnel expenses deferred to the next and following years		3,166	[4]	3,444	[5]	3,848	[6]
Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,755		2,995		3,151
Personnel expenses deferred to the next and following years		1,036	[4]	1,238	[5]	1,291	[6]
Total variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,193		2,461		2,487
Personnel expenses deferred to the next and following years		429	[4]	585	[5]	594	[6]
Total variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		562		534		664
Personnel expenses deferred to the next and following years		608	[4]	653	[5]	697	[6]
Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,868		2,057		2,062
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,894		2,089		2,088
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(26)		(32)		(25)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		887		938		1,088
Personnel expenses deferred to the next and following years		1,036	[4]	1,238	[5]	1,291	[6]
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		299		373		399
Personnel expenses deferred to the next and following years		429	[4]	585	[5]	594	[6]
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		588		565		689
Personnel expenses deferred to the next and following years		608	[4]	653	[5]	697	[6]
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		422		526		583
Personnel expenses deferred to the next and following years		424	[4]	570	[5]	620	[6]
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		122		217		239
Personnel expenses deferred to the next and following years		205	[4]	325	[5]	329	[6]
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		300		309		344
Personnel expenses deferred to the next and following years		219	[4]	244	[5]	291	[6]
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		375		357		444
Personnel expenses deferred to the next and following years		538	[4]	620	[5]	614	[6]
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		113		131		135
Personnel expenses deferred to the next and following years		173	[4]	238	[5]	238	[6]
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		262		226		310
Personnel expenses deferred to the next and following years		365	[4]	382	[5]	376	[6]
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		39
Personnel expenses deferred to the next and following years	[4]	25
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		39
Personnel expenses deferred to the next and following years	[4]	25
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0
Personnel expenses deferred to the next and following years	[4]	0
of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		51		53		57
Personnel expenses deferred to the next and following years		49	[4]	48	[5]	54	[6]
of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		25		25
Personnel expenses deferred to the next and following years		26	[4]	22	[5]	27	[6]
of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		26		28		32
Personnel expenses deferred to the next and following years		23	[4]	26	[5]	27	[6]
of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				2		4
Personnel expenses deferred to the next and following years				1	[5]	3	[6]
of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				0		0
Personnel expenses deferred to the next and following years				0	[5]	0	[6]
of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				2		4
Personnel expenses deferred to the next and following years				1	[5]	3	[6]
Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		246		243		252
Personnel expenses deferred to the next and following years		349	[4]	450	[5]	494	[6]
Total variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		159		162		151
Personnel expenses deferred to the next and following years		117	[4]	180	[5]	196	[6]
Total variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		88		80		101
Personnel expenses deferred to the next and following years		232	[4]	269	[5]	298	[6]
Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		56		72		72
Personnel expenses deferred to the next and following years		75	[4]	102	[5]	130	[6]
Replacement payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5		7		13
Personnel expenses deferred to the next and following years		44	[4]	60	[5]	86	[6]
Replacement payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		51		64		59
Personnel expenses deferred to the next and following years		30	[4]	41	[5]	44	[6]
Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(86)		(136)		(107)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Forfeiture credits | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Forfeiture credits | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(86)		(136)		(107)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		125		123		113
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Severance payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		125		123		113
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Severance payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		56		66		63
Personnel expenses deferred to the next and following years		52	[4]	57	[5]	63	[6]
Retention plan and other payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		28		33		25
Personnel expenses deferred to the next and following years		23	[4]	24	[5]	30	[6]
Retention plan and other payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		28		33		38
Personnel expenses deferred to the next and following years		29	[4]	33	[5]	33	[6]
Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		94		119		111
Personnel expenses deferred to the next and following years		222	[4]	291	[5]	301	[6]
Deferred Contingent Capital Plan: interest expense | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		50	[4]	96	[5]	80	[6]
Deferred Contingent Capital Plan: interest expense | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		94		119		111
Personnel expenses deferred to the next and following years		172	[4]	195	[5]	222	[6]
Total financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4,043		4,054		4,064
Personnel expenses deferred to the next and following years		2,874	[4]	3,006	[5]	3,379	[6]
Total financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,265		3,266		3,080
Personnel expenses deferred to the next and following years		548	[4]	484	[5]	526	[6]
Total financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		778		789		984
Personnel expenses deferred to the next and following years		2,327	[4]	2,522	[5]	2,853	[6]
Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,501		3,470		3,310
Personnel expenses deferred to the next and following years		907	[4]	767	[5]	951	[6]
Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,233		3,233		3,050
Personnel expenses deferred to the next and following years		197	[4]	128	[5]	156	[6]
Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		268		237		260
Personnel expenses deferred to the next and following years		710	[4]	639	[5]	795	[6]
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,064		3,089		2,891
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,064		3,089		2,891
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		106		95		102
Personnel expenses deferred to the next and following years		183	[4]	183	[5]	191	[6]
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		57		51		54
Personnel expenses deferred to the next and following years		54	[4]	52	[5]	70	[6]
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		48		44		48
Personnel expenses deferred to the next and following years		130	[4]	131	[5]	121	[6]
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		331		286		316
Personnel expenses deferred to the next and following years		724	[4]	584	[5]	760	[6]
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		112		93		104
Personnel expenses deferred to the next and following years		144	[4]	76	[5]	86	[6]
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		219		193		212
Personnel expenses deferred to the next and following years		580	[4]	507	[5]	674	[6]
Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	542		584		754
Personnel expenses deferred to the next and following years	[7]	1,967	[4]	2,240	[5]	2,428	[6]
Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	32		33		31
Personnel expenses deferred to the next and following years	[7]	350	[4]	357	[5]	369	[6]
Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	510		551		723
Personnel expenses deferred to the next and following years	[7]	1,617	[4]	1,883	[5]	2,058	[6]
UBS AG
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		6,814	[8]	7,068	[9]	7,349	[10]
Personnel expenses deferred to the next and following years		4,222	[4]	4,656	[5]	5,135	[6]
Personnel expenses related to share-based compensation		595		612		726
Personnel expenses related to share-based compensation - performance awards		448		507		599
Personnel expenses related to share-based compensation - other variable compensation		42		10		25
Personnel expenses related to share-based compensation - financial advisor variable compensation		106		95		102
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		54		44		97
Salaries related to share-based compensation		10		15		25
Social security related to share-based compensation		23		7		49
Personnel expenses related to share-based compensation - Equity Plus Plan		22		22		23
UBS AG | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,398		5,666		5,585
Personnel expenses deferred to the next and following years		1,076	[4]	1,233	[5]	1,306	[6]
UBS AG | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,416		1,402		1,764
Personnel expenses deferred to the next and following years		3,146	[4]	3,424	[5]	3,829	[6]
UBS AG | Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,545		2,794		3,054
Personnel expenses deferred to the next and following years		1,005	[4]	1,208	[5]	1,274	[6]
UBS AG | Total variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,993		2,256		2,373
Personnel expenses deferred to the next and following years		413	[4]	570	[5]	589	[6]
UBS AG | Total variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		553		538		680
Personnel expenses deferred to the next and following years		592	[4]	638	[5]	685	[6]
UBS AG | Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,682		1,870		1,958
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,706		1,896		1,982
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(24)		(26)		(24)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Deferred compensation awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		863		924		1,096
Personnel expenses deferred to the next and following years		1,005	[4]	1,208	[5]	1,274	[6]
UBS AG | Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		287		360		392
Personnel expenses deferred to the next and following years		413	[4]	570	[5]	589	[6]
UBS AG | Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		576		564		704
Personnel expenses deferred to the next and following years		592	[4]	638	[5]	685	[6]
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		410		507		599
Personnel expenses deferred to the next and following years		412	[4]	554	[5]	608	[6]
UBS AG | of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		115		208		235
Personnel expenses deferred to the next and following years		198	[4]	316	[5]	322	[6]
UBS AG | of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		294		299		364
Personnel expenses deferred to the next and following years		213	[4]	238	[5]	286	[6]
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		365		361		436
Personnel expenses deferred to the next and following years		521	[4]	605	[5]	609	[6]
UBS AG | of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		109		126		132
Personnel expenses deferred to the next and following years		166	[4]	232	[5]	240	[6]
UBS AG | of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		256		235		304
Personnel expenses deferred to the next and following years		356	[4]	373	[5]	369	[6]
UBS AG | of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		38
Personnel expenses deferred to the next and following years	[4]	23
UBS AG | of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		38
Personnel expenses deferred to the next and following years	[4]	23
UBS AG | of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0
Personnel expenses deferred to the next and following years	[4]	0
UBS AG | of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		51		53		57
Personnel expenses deferred to the next and following years		49	[4]	48	[5]	54	[6]
UBS AG | of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		25		25
Personnel expenses deferred to the next and following years		26	[4]	22	[5]	27	[6]
UBS AG | of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		26		28		32
Personnel expenses deferred to the next and following years		23	[4]	26	[5]	27	[6]
UBS AG | of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				2		4
Personnel expenses deferred to the next and following years				1	[5]	3	[6]
UBS AG | of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				0		0
Personnel expenses deferred to the next and following years				0	[5]	0	[6]
UBS AG | of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year				2		4
Personnel expenses deferred to the next and following years				1	[5]	3	[6]
UBS AG | Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		225		220		231
Personnel expenses deferred to the next and following years		343	[4]	442	[5]	482	[6]
UBS AG | Total variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		140		144		131
Personnel expenses deferred to the next and following years		115	[4]	178	[5]	191	[6]
UBS AG | Total variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		85		75		99
Personnel expenses deferred to the next and following years		228	[4]	264	[5]	291	[6]
UBS AG | Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		55		68		70
Personnel expenses deferred to the next and following years		73	[4]	99	[5]	123	[6]
UBS AG | Replacement payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5		7		12
Personnel expenses deferred to the next and following years		43	[4]	58	[5]	82	[6]
UBS AG | Replacement payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		49		61		58
Personnel expenses deferred to the next and following years		30	[4]	40	[5]	41	[6]
UBS AG | Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(84)		(136)		(106)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Forfeiture credits | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Forfeiture credits | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(84)		(136)		(106)
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		110		106		95
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Severance payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		110		106		95
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Severance payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		52		64		62
Personnel expenses deferred to the next and following years		51	[4]	56	[5]	62	[6]
UBS AG | Retention plan and other payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		24		31		24
Personnel expenses deferred to the next and following years		22	[4]	23	[5]	30	[6]
UBS AG | Retention plan and other payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		27		33		38
Personnel expenses deferred to the next and following years		29	[4]	33	[5]	32	[6]
UBS AG | Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		116		110
Personnel expenses deferred to the next and following years		219	[4]	288	[5]	297	[6]
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		50	[4]	96	[5]	80	[6]
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		116		110
Personnel expenses deferred to the next and following years		169	[4]	191	[5]	218	[6]
UBS AG | Total financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4,043		4,054		4,064
Personnel expenses deferred to the next and following years		2,874	[4]	3,006	[5]	3,379	[6]
UBS AG | Total financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,265		3,266		3,080
Personnel expenses deferred to the next and following years		548	[4]	484	[5]	526	[6]
UBS AG | Total financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		778		789		984
Personnel expenses deferred to the next and following years		2,327	[4]	2,522	[5]	2,853	[6]
UBS AG | Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,501		3,470		3,310
Personnel expenses deferred to the next and following years		907	[4]	767	[5]	951	[6]
UBS AG | Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,233		3,233		3,050
Personnel expenses deferred to the next and following years		197	[4]	128	[5]	156	[6]
UBS AG | Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		268		237		260
Personnel expenses deferred to the next and following years		710	[4]	639	[5]	795	[6]
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,064		3,089		2,891
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,064		3,089		2,891
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		106		95		102
Personnel expenses deferred to the next and following years		183	[4]	183	[5]	191	[6]
UBS AG | of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		57		51		54
Personnel expenses deferred to the next and following years		54	[4]	52	[5]	70	[6]
UBS AG | of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		48		44		48
Personnel expenses deferred to the next and following years		130	[4]	131	[5]	121	[6]
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		331		286		316
Personnel expenses deferred to the next and following years		724	[4]	584	[5]	760	[6]
UBS AG | of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		112		93		104
Personnel expenses deferred to the next and following years		144	[4]	76	[5]	86	[6]
UBS AG | of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		219		193		212
Personnel expenses deferred to the next and following years		580	[4]	507	[5]	674	[6]
UBS AG | Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	542		584		754
Personnel expenses deferred to the next and following years	[7]	1,967	[4]	2,240	[5]	2,429	[6]
UBS AG | Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	32		33		31
Personnel expenses deferred to the next and following years	[7]	350	[4]	357	[5]	369	[6]
UBS AG | Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[7]	510		551		723
Personnel expenses deferred to the next and following years	[7]	$ 1,617	[4]	$ 1,883	[5]	$ 2,058	[6]

[1]
Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

[2]
Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

[3]
Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 735 million.

[4]	Estimate as of 31 December 2019. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards
[5]	Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards
[6]	Estimate as of 31 December 2017. Actual amounts expensed may vary, e.g., due to forfeiture of awards
[7]
Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date.

[8]
Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

[9]
Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million, related to the Equity Plus Plan).

[10]
Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 49 million; other personnel expenses: USD 23 million, related to the Equity Plus Plan).